Cover	Dec. 10, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A amends the Current Report on Form 8-K, dated December 10, 2025 and filed on January 29, 2026 (the "Form 8-K") with respect to the unaudited pro forma condensed consolidated balance sheet and unaudited pro forma condensed consolidated statements of operations and comprehensive loss as of and for the six months ended June 30, 2025 contained in Item 9.01(b). As those financial statements were the most recent financial statements filed as of January 29, 2026, the purpose of this amendment is to replace those financial statements in their entirety with the unaudited pro forma condensed consolidated balance sheet and unaudited pro forma condensed consolidated statements of operations and comprehensive loss as of and for the nine months ended September 30, 2025. No other changes have been made to the Form 8-K.
Document Period End Date	Dec. 10, 2025
Entity File Number	001-35994
Entity Registrant Name	Scorpius Holdings, Inc.
Entity Central Index Key	0001476963
Entity Tax Identification Number	26-2844103
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1305 East Houston Street
Entity Address, City or Town	San Antonio
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78205
City Area Code	(726)
Local Phone Number	201-5050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false